Available-For-Sale Securities Recorded in Long-Term Investments Included Redeemable Preferred Shares, Call Option and Contingent Consideration Payable Measured and Recorded At Fair Value Recurring Basis (Detail) - USD ($)
$ in Thousands
	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 5,261	$ 1,278
Long-term investments	43,631	3,079
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		150
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	60,526	53,677
Total assets measured at fair value	64,823	54,464
Contingent consideration payable (Note 11)	3,231
Total Liabilities measured at fair value	3,231
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		150
Long-term investments	4,297	637
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	60,526	53,677
Total assets measured at fair value	60,526	53,677
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	4,297	787
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		150
Long-term investments	4,297	$ 637
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable (Note 11)	3,231
Total Liabilities measured at fair value	$ 3,231